Goodwill and Intangible Assets - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite-Lived Intangible Assets, Period Increase (Decrease)	$ 0	$ 0
Indefinite-lived intangible assets (excluding goodwill)	35,997,000		$ 35,997,000
Impairment of intangible assets, finite-lived	0	0
Amortization of intangible assets	2,063,000	$ 2,089,000
Finite-Lived Intangible Asset, Expected Amortization, Remainder of Fiscal Year	$ 1,462,000